Changes in non-cash working capital increase (decrease) (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Changes in Non-cash Working Capital (Increase) Decrease
	Year ended December 31
	2022	2021
Accounts receivable	$ (13.7)	$(28.1)
Prepaid expenses and other	(1.6)	(1.7)
Accounts payable and accrued liabilities (1)	78.7	40.0
Acquisition	-	2.8
	$63.4	$13.0
Operating activities	34.8	(5.1)
Investing activities	28.6	18.1
	$63.4	$13.0

Interest paid in cash	$29.2	$30.1
Income taxes paid (recovered) in cash	$-	$-

(1)	Includes share-based compensation plans.